Operating Risk - Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Apr. 30, 2015
Credit Concentration Risk
Concentration Risk [Line Items]
Accounts receivable, net	$ 112,387	$ 80,535
Major customers other than Realforce | Signing of contract
Concentration Risk [Line Items]
Period within which payment is to be maid	0 days
Major customers other than Realforce | Signing of contract | Minimum
Concentration Risk [Line Items]
Payment term (as a percent)	3.00%
Major customers other than Realforce | Signing of contract | Maximum
Concentration Risk [Line Items]
Payment term (as a percent)	10.00%
Major customers other than Realforce | Connection to the grid and customer acceptance
Concentration Risk [Line Items]
Period within which payment is to be maid	90 days
Major customers other than Realforce | Connection to the grid and customer acceptance | Minimum
Concentration Risk [Line Items]
Payment term (as a percent)	80.00%
Major customers other than Realforce | Connection to the grid and customer acceptance | Maximum
Concentration Risk [Line Items]
Payment term (as a percent)	90.00%
Major customers other than Realforce | Connection to the grid
Concentration Risk [Line Items]
Period within which payment is to be maid	1 year
Major customers other than Realforce | Connection to the grid | Minimum
Concentration Risk [Line Items]
Payment term (as a percent)	5.00%
Major customers other than Realforce | Connection to the grid | Maximum
Concentration Risk [Line Items]
Payment term (as a percent)	10.00%
Zhongwei Hanky Wiye Solar Co Ltd | Credit Concentration Risk
Concentration Risk [Line Items]
Accounts receivable, net	$ 37,050	28,751
Alxa League Zhiwei Photovoltaic Power Generation Co Ltd | Credit Concentration Risk
Concentration Risk [Line Items]
Accounts receivable, net	30,481	27,008
Inner Mongolia Zhaojing Photovoltaic Power Generation Co. Ltd. | Credit Concentration Risk
Concentration Risk [Line Items]
Accounts receivable, net	21,228
Realforce
Concentration Risk [Line Items]
Accounts receivable, net	$ 12,964		$ 23,770
Realforce | Signing of contract
Concentration Risk [Line Items]
Payment term (as a percent)	10.00%
Period within which payment is to be maid	7 days
Realforce | Connection to the grid and customer acceptance
Concentration Risk [Line Items]
Payment term (as a percent)	20.00%
Period within which payment is to be maid	10 days
Realforce | Connection to the grid
Concentration Risk [Line Items]
Payment term (as a percent)	10.00%
Realforce | Connection to the grid | Minimum
Concentration Risk [Line Items]
Period within which payment is to be maid	1 year
Realforce | Equipment transport and quality inspection
Concentration Risk [Line Items]
Payment term (as a percent)	30.00%
Period within which payment is to be maid	15 days
Realforce | Equipment installation
Concentration Risk [Line Items]
Payment term (as a percent)	30.00%
Period within which payment is to be maid	15 days
Realforce | Credit Concentration Risk
Concentration Risk [Line Items]
Accounts receivable, net	$ 23,628	$ 24,776
Accounts Receivable | Credit Concentration Risk
Concentration Risk [Line Items]
Percent of Total	58.00%	75.00%
Accounts Receivable | Zhongwei Hanky Wiye Solar Co Ltd | Credit Concentration Risk
Concentration Risk [Line Items]
Percent of Total	19.00%	27.00%
Accounts Receivable | Alxa League Zhiwei Photovoltaic Power Generation Co Ltd | Credit Concentration Risk
Concentration Risk [Line Items]
Percent of Total	16.00%	25.00%
Accounts Receivable | Inner Mongolia Zhaojing Photovoltaic Power Generation Co. Ltd. | Credit Concentration Risk
Concentration Risk [Line Items]
Percent of Total	11.00%
Accounts Receivable | Realforce | Credit Concentration Risk
Concentration Risk [Line Items]
Percent of Total	12.00%	23.00%